Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000087861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X Silver Miners ETF
C000087858
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X Copper Miners ETF
C000093019
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X Gold Explorers ETF
C000090393
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X Uranium ETF
Without Sales Load [Member] | C000087861
Average Annual Return [Line Items]
Average Annual Return, Percent	61.49%	6.17%	5.16%
Without Sales Load [Member] | C000087858
Average Annual Return [Line Items]
Average Annual Return, Percent	35.22%	22.43%	7.76%
Without Sales Load [Member] | C000093019
Average Annual Return [Line Items]
Average Annual Return, Percent	55.13%	8.15%	11.85%
Without Sales Load [Member] | C000090393
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	26.84%	6.19%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	32.79%	11.08%	9.06%
Solactive Global Silver Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive Global Silver Miners Index
Average Annual Return, Percent	62.52%	6.24%	5.48%
Solactive Global Copper Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive Global Copper Miners Index
Average Annual Return, Percent	36.16%	23.14%	8.43%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	22.97%	6.24%	5.27%
Solactive Global Gold Explorers & Developers Total Return Index (net)^
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive Global Gold Explorers & Developers Total Return Index (net)^
Average Annual Return, Percent	56.33%	8.78%	12.56%
Solactive Global Uranium & Nuclear Components Total Return Index (net)^
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive Global Uranium & Nuclear Components Total Return Index (net)^
Average Annual Return, Percent	23.93%	27.49%	7.24%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	22.97%	6.24%	5.27%